Taxation (Details) - Schedule of recognized tax benefits deferred tax - CHF (SFr)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Taxation (Details) - Schedule of recognized tax benefits deferred tax [Line Items]
Opening Balance			SFr (125,865)	SFr (147,149)
Recognized in Profit or Loss	SFr 46,085	SFr 10,642	(21,620)	21,284
Recognized in Equity
Exchange Differences			5,001
Closing Balance			(142,484)	(125,865)
Intangible assets [Member]
Taxation (Details) - Schedule of recognized tax benefits deferred tax [Line Items]
Opening Balance			(252,174)	(212,844)
Recognized in Profit or Loss			199,056	(39,330)
Recognized in Equity
Exchange Differences			1,204
Closing Balance			(51,914)	(252,174)
Deferred unrealized foreign exchange gains [Member]
Taxation (Details) - Schedule of recognized tax benefits deferred tax [Line Items]
Opening Balance			(350,054)
Recognized in Profit or Loss			350,054	(350,054)
Recognized in Equity
Exchange Differences
Closing Balance				(350,054)
Other receivables [Member]
Taxation (Details) - Schedule of recognized tax benefits deferred tax [Line Items]
Opening Balance
Recognized in Profit or Loss			(127,000)
Recognized in Equity
Exchange Differences			4,551
Closing Balance			(122,449)
Net operating loss (NOL) [Member]
Taxation (Details) - Schedule of recognized tax benefits deferred tax [Line Items]
Opening Balance			476,363	91,851
Recognized in Profit or Loss			(443,730)	384,512
Recognized in Equity
Exchange Differences			(754)
Closing Balance			SFr 31,879	476,363
Derivative financial asset [Member]
Taxation (Details) - Schedule of recognized tax benefits deferred tax [Line Items]
Opening Balance				(26,156)
Recognized in Profit or Loss				26,156
Recognized in Equity
Closing Balance